STATEMENT OF CASH FLOWS (USD $)	12 Months Ended		35 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash Flows from Operating Activities
Net Loss	$ (1,088,874)	$ (458,131)	$ (1,613,995)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	180,750	209,606	424,730
Depreciation expense	815	536	1,412
Changes in operating assets and liabilities
Prepaid expenses	22,771	(28,110)	(8,039)
Accrued expenses	566,431	(166,754)	647,254
Deferred offering costs	0	358,900	0
Due to related party	192,587	70,425	275,771
Net cash used in operating activities	(125,520)	(13,528)	(272,867)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	(36,088,000)	(36,088,000)
Funds placed in trust account from underwriters' exercise of over-allotment option	0	(518,096)	(518,096)
Proceed from US Treasury Bills	6,081	(20,918)	(14,837)
Purchases of fixed assets	(2,116)	0	(5,005)
Net cash provided by (used in) investing activities	3,965	(36,627,014)	(36,625,938)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding shareholders	0	155	1,564
Proceeds from initial public offering	0	36,000,000	36,000,000
Proceeds from issuance of underwriter purchase option	0	100	100
Proceeds from private placement of insider warrants	0	1,638,800	1,638,800
Proceeds from underwriter over-allotment exercise	0	529,750	529,750
Payment of underwriting fees and offering costs	0	(1,323,998)	(1,323,998)
Proceeds from notes payable to shareholders	60,000	0	210,000
Payment of notes payable to shareholders	0	(150,000)	(150,000)
Net cash provided by financing activities	60,000	36,694,807	36,906,216
Net (decrease) increase in cash	(61,555)	54,265	7,411
Cash and cash equivalent at beginning of year/period	68,966	14,701	0
Cash and cash equivalent at end of year/period	7,411	68,966	7,411
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 1,022,833	$ 1,022,833